Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Capital Risk
The Group manages capital risk by reference to total equity compared with total borrowings. As of December 31, 2019 and 2020, these metrics were as follows:

	As of December 31,
	2019	2020	2020
	RMB’000	RMB’000	US$’000
Bank borrowings	558,000	558,000	85,517
Advances from an unrelated party	54	38	6
Amount due to a shareholder	10,557	—	—

Total borrowings	568,611	558,038	85,523

Total Equity	2,433,770	2,034,724	311,836

	2019	2020
Debt (total liabilities) to equity ratio	44.0%	55.2%